S000091477 [Member] Annual Fund Operating Expenses - RJ Chartwell Premium Income ETF - RJ Chartwell Premium Income ETF	Sep. 12, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.05%	[2]
Expenses (as a percentage of Assets)	0.60%

[1]	Pursuant to a Distribution Plan, the fund may bear a Rule 12b‑1 fee not to exceed 0.25% per year of the fund’s average daily net assets. However, no such fee is currently paid by the fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Other Expenses are estimated for the current fiscal year.